SHAREHOLDERS EQUITY and NON-CONTROLLING INTERESTS (Detail Textuals) - Pre-RTO transactions shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Number of subscription receipts issued in private placement | shares	12,566
Gross proceeds from subscription receipts issued in private placement	$ 314,154
Equity issuance costs of subscription receipts	17,652
Expenses related to RTO	$ 6,126
Class D units | HSCP
Disclosure of classes of share capital [line items]
Number of units issued | shares	17,018
Cash proceeds from units issued	$ 31
Units issued in exchange for cash | shares	5
Settlement of expenses	$ 6,319
Units isuued for settlement of expenses | shares	1,019
Equity issuance costs	$ 735
Units isuued for equity issuance costs | shares	119
Class E units | HSCP
Disclosure of classes of share capital [line items]
Number of units issued | shares	19,352
Cash proceeds from units issued	$ 119,983
Equity issuance costs	$ 3,859